ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Dec. 31, 2021		Dec. 31, 2020
Accrued expenses and other current liabilities [Abstract]
Loans from third parties	[1]	$ 419,642		$ 4,073,856
Accrued professional fees	[2]	2,429,843		370,555
Credit card payable		510,151	[3]	0
Employee payroll and welfare payables		561,469		973,637
Other taxes payable		48,672		6,576
Others		213,486		318,699
Total		4,183,263		5,743,323
Interest-free loans				65,900
Interest-bearing loans		$ 419,642		$ 4,007,956
Weighted average annual interest rate		11.17%		13.59%
Fees and expenses payable		$ 904,843
Consulting fees payable		1,200,000
Nasdaq listing fees payable		$ 325,000

[1]	Loans from third parties represented a combined aggregate interest-free loans of nil and $65,900 as of December 31, 2021 and 2020, respectively, and combined aggregate interest-bearing loans of $419,642 and $4,007,956 as of December 31, 2021 and 2020, respectively, with the weighted average annual interest rate of 11.17% and 13.59%, respectively. The balance was due on demand and has since been repaid.
[2]	Accrued professional fees represent Combination related fees and expenses payable of $904,843, consulting fees payable of $1,200,000 and Nasdaq listing fees payable of $325,000.
[3]	Credit card expense represented the credit card payments payable to the issuing financial institution, which was fully repaid in January 2022.